Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 16.2% of Net Assets	VALUE
	France – 0.5%
$2,600,000	Sanofi, 3.63% due 06/19/28	$2,487,731

	Ireland – 0.4%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)	72,240
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (a)	41,422
997,000	Mallinckrodt International Finance S.A., 10.00% due 06/15/29 (a)	535,878
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,408,967
		2,058,507
	United Kingdom – 1.0%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	4,829,476

	United States – 14.3%
5,652,000	Abbott Laboratories, 4.75% due 11/30/36	5,624,317
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	2,972,794
1,705,000	AbbVie, Inc., 4.45% due 05/14/46	1,474,617
2,000,000	Amgen, Inc., 3.63% due 05/22/24	1,961,211
1,555,000	Amgen, Inc., 2.00% due 01/15/32	1,217,338
831,000	Baxalta, Inc., 4.00% due 06/23/25	809,467
328,000	Becton, Dickinson and Co., 3.73% due 12/15/24	319,769
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,301,046
2,785,000	Cigna Corp., 3.50% due 06/15/24	2,724,301
3,200,000	Cigna Corp., 2.38% due 03/15/31	2,627,271
2,448,000	CVS Health Corp., 1.88% due 02/28/31	1,927,570
985,000	DH Europe Finance II Sarl, 3.25% due 11/15/39	791,956
3,200,000	Elevance Health, Inc., 2.55% due 03/15/31	2,690,551
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (a)	3,835,988
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,362,405
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	924,032
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,249,433
600,000	HCA, Inc., 5.25% due 04/15/25	596,944
710,000	IQVIA, Inc., 5.00% due 05/15/27 (a)	676,843
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,045,117
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,306,742
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,355,946
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	1,589,269
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,389,545
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,403,112
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,072,758
193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (a)	146,675
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	4,994,091
1,800,000	Pfizer, Inc., 4.00% due 12/15/36	1,649,058
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,478,750
2,300,000	Syneos Health, Inc., 3.63% due 01/15/29 (a)	1,850,350
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,446,272
6,060,000	UnitedHealth Group, Inc., 4.20% due 05/15/32	5,769,149

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT	United States – continued	VALUE
$5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	$4,157,475
		70,742,162
	TOTAL NON-CONVERTIBLE NOTES (Cost $88,325,643)	80,117,876

SHARES	CONVERTIBLE PREFERREDS (Restricted) (b)(c) - 1.8% of Net Assets
	France – 0.2%
337,442	Dynacure Series C	1,049,328

	Ireland – 0.4%
194,134	Priothera Ltd. Series A, 6.00%	2,078,107

	Switzerland – 0.4%
151,333	Oculis SA Series B2, 6.00%	1,610,183
41,109	Oculis SA Series C, 6.00%	437,400
		2,047,583
	United States – 0.8%
290,187	Aristea Therapeutics, Inc. Series B, 8.00%	1,600,004
424,079	Endeavor Biomedicines, Inc. Series B, 8.00%	1,999,999
101,839	IO Light Holdings, Inc. Series A2	343,706
		3,943,709
	TOTAL CONVERTIBLE PREFERREDS (Cost $11,058,749)	9,118,727

	COMMON STOCKS - 101.4% of Net Assets
	Australia – 1.5%
38,719	CSL Ltd.	7,585,882
	Canada – 0.0%
7,378	Fusion Pharmaceuticals, Inc. (c)	23,241
3,689	Fusion Pharmaceuticals, Inc. (Restricted) (b) (c)	10,458
		33,699
	China – 0.2%
4,114	BeiGene Ltd. ADR (c)	904,833
38,848	I-Mab ADR (c)	162,385
		1,067,218
	Denmark – 3.6%
81,867	MorphoSys AG ADR (c)	293,084
130,523	Novo Nordisk A/S ADR (d)	17,664,983
		17,958,067
	France – 1.2%
123,454	Sanofi ADR	5,978,877
	Germany – 1.4%
10,000	Affimed N.V. (c)	12,400

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Germany – continued	VALUE
131,684	Bayer AG	$6,811,944
		6,824,344
	Ireland – 0.4%
6,534	ICON plc (c)	1,269,230
15,882	Perrigo Co. plc	541,417
		1,810,647
	Israel – 0.2%
90,281	Teva Pharmaceutical Industries Ltd. ADR (c)	823,363
	Italy – 0.3%
71,190	Stevanato Group SpA	1,279,284
	Japan – 1.7%
44,419	Astellas Pharma, Inc.	679,113
54,075	Daiichi Sankyo Co., Ltd.	1,751,133
6,830	Eisai Co., Ltd.	452,974
9,682	Hoya Corp.	937,289
7,436	M3, Inc.	202,728
28,940	Olympus Corp.	518,644
11,330	Ono Pharmaceutical Co., Ltd.	266,157
20,808	Otsuka Holdings Co., Ltd.	682,554
7,707	Shionogi & Co., Ltd.	386,759
3,715	Sysmex Corp.	226,399
9,600	Takeda Pharmaceuticals Co., Ltd.	300,713
105,073	Takeda Pharmaceuticals Co., Ltd. ADR	1,639,139
17,288	Terumo Corp.	493,454
		8,537,056
	Netherlands – 1.0%
8,220	argenx SE ADR (c) (d)	3,113,983
109,860	Koninklijke Philips N.V.	1,646,801
		4,760,784
	Switzerland – 8.2%
9,053	Lonza Group AG	4,436,181
136,225	Novartis AG ADR	12,358,332
603,430	Roche Holding AG ADR	23,624,284
		40,418,797
	United Kingdom – 4.3%
242,692	AstraZeneca plc ADR (d)	16,454,517
181,710	Smith & Nephew plc ADR	4,886,182
		21,340,699
	United States – 77.4%
10,451	1Life Healthcare, Inc. (c)	174,636
183,665	Abbott Laboratories (d)	20,164,580
107,285	AbbVie, Inc. (d)	17,338,329
35,969	Acadia Healthcare Co., Inc. (c) (d)	2,960,968
4,325	Alerislife, Inc. (c)	2,379
10,374	Align Technology, Inc. (c)	2,187,877
90,363	Allscripts Healthcare Solutions, Inc. (c)	1,594,003
28,956	Amgen, Inc.	7,605,004

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	United States – continued	VALUE
282,002	Ardelyx, Inc. (c)	$803,706
142,388	Avantor, Inc. (c)	3,002,963
11,307	Biogen, Inc. (c) (d)	3,131,134
13,100	Biohaven Ltd. (c) (e)	181,828
189,256	Boston Scientific Corp. (c) (d)	8,756,875
147,326	Bristol-Myers Squibb Co. (d)	10,600,106
36,156	Catalent, Inc. (c)	1,627,382
10,797	Charles River Laboratories International, Inc. (c)	2,352,666
40,328	Cigna Corp. (d)	13,362,280
8,700	Community Health Systems, Inc. (c)	37,584
14,900	Community Healthcare Trust, Inc.	533,420
30,958	Danaher Corp.	8,216,872
71,367	DexCom, Inc. (c) (d)	8,081,599
63,841	Diversified Healthcare Trust REIT	41,292
33,603	Edwards Lifesciences Corp. (c)	2,507,120
3,800	Elevance Health, Inc.	1,949,286
69,036	Eli Lilly & Co. (d)	25,256,130
161,709	Galera Therapeutics, Inc. (c)	240,946
63,888	Gilead Sciences, Inc.	5,484,785
143,229	Global Medical REIT, Inc.	1,357,811
41,852	GSK plc ADR	1,470,679
53,333	Guardant Health, Inc. (c)	1,450,658
22,603	HCA Healthcare, Inc. (d)	5,423,816
149,567	Healthcare Realty Trust, Inc.	2,882,156
12,000	HealthEquity, Inc. (c)	739,680
83,601	Healthpeak Properties, Inc.	2,095,877
27,790	Horizon Therapeutics plc (c)	3,162,502
21,683	Humana, Inc. (d)	11,105,816
19,168	IDEXX Laboratories, Inc. (c) (d)	7,819,777
35,804	Illumina, Inc. (c)(d)	7,239,569
29,795	Intuitive Surgical, Inc. (c) (d)	7,906,103
12,104	IQVIA Holdings, Inc. (c)	2,479,989
122,563	Johnson & Johnson	21,650,754
8,389	Laboratory Corporation of America Holdings (d)	1,975,442
46,903	LTC Properties, Inc.	1,666,464
35,048	Mallinckrodt plc (c)	271,622
11,501	McKesson Corp.	4,314,255
145,186	Medical Properties Trust, Inc.	1,617,372
85,165	Medtronic plc (d)	6,619,024
149,510	Merck & Co., Inc.	16,588,134
14,416	Moderna, Inc. (c)	2,589,402
18,716	Molina Healthcare, Inc. (c) (d)	6,180,398
4,442	National Health Investors, Inc.	231,961
71,075	Omega Healthcare Investors, Inc.	1,986,546
403,610	Pfizer, Inc. (d)	20,680,976
168,741	Physicians Realty Trust	2,441,682
70,097	R1 RCM, Inc. (c)	767,562
4,199	Regeneron Pharmaceuticals, Inc. (c)	3,029,536
20,089	ResMed, Inc.	4,181,124
90,781	Sabra Health Care REIT, Inc.	1,128,408
40,329	Stryker Corp. (d)	9,860,037
23,270	Thermo Fisher Scientific, Inc.	12,814,556

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	United States – continued	VALUE
65,121	UnitedHealth Group, Inc. (d)	$34,525,852
8,183	Universal Health Realty Income Trust	390,575
66,681	Ventas, Inc.	3,003,979
16,833	Vertex Pharmaceuticals, Inc. (c) (d)	4,861,034
41,484	Welltower, Inc.	2,719,276
62,792	Zimmer Biomet Holdings, Inc.	8,005,980
29,308	Zoetis, Inc.	4,295,087
		381,727,221
	TOTAL COMMON STOCKS (Cost $486,092,561)	500,145,938

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 5.3% of Net Assets
$25,757,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $25,760,663, 1.28%, dated 12/30/22, due 01/03/23 (collateralized by U.S. Treasury Note 0.375% due 04/30/25, market value $26,272,159)	25,757,000

SHARES
182,280	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.09% (f)	182,280
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,939,280)	25,939,280
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 124.7%
	(Cost $611,416,233)	615,321,821

INTERESTS	MILESTONE INTEREST (Restricted) (b)(c) – 0.0% of Net Assets
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	131,663
	TOTAL MILESTONE INTEREST (Cost $143,115)	131,663

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN – (0.1)% of Net Assets
	Call Option Contracts Written – (0.1)%
268/(3,082,000)	Abbott Laboratories Feb23 115 Call	(45,024)
305/(3,355,000)	Abbott Laboratories Jan23 110 Call	(70,150)
53/(874,500)	AbbVie, Inc. Jan23 165 Call	(8,374)
35/(315,000)	Acadia Healthcare Co., Inc. Jan23 90 Call	(15,050)
12/(492,000)	argenx SE Jan23 410 Call	(3,540)
469/(3,283,000)	AstraZeneca plc Jan23 70 Call	(23,450)
11/(330,000)	Biogen, Inc. Feb23 300 Call	(8,030)
11/(363,000)	Biogen, Inc. Jan23 330 Call	(1,925)
98/(460,600)	Boston Scientific Corp. Jan23 47 Call	(7,350)
212/(1,590,000)	Bristol-Myers Squibb Co. Feb23 75 Call	(19,716)
216/(1,782,000)	Bristol-Myers Squibb Co. Jan23 82.5 Call	(216)
39/(1,326,000)	Cigna Corp. Jan23 340 Call	(14,625)
68/(850,000)	DexCom, Inc. Feb23 125 Call	(23,392)
103/(1,287,500)	DexCom, Inc. Jan23 125 Call	(10,300)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	Call Option Contracts Written – continued	VALUE
68/(2,652,000)	Eli Lilly & Co. Feb23 390 Call	$(41,820)
67/(2,613,000)	Eli Lilly & Co. Jan23 390 Call	(11,055)
21/(546,000)	HCA Healthcare, Inc. Feb23 260 Call	(11,151)
24/(600,000)	HCA Healthcare, Inc. Jan23 250 Call	(4,968)
21/(1,155,000)	Humana, Inc. Feb23 550 Call	(16,170)
10/(560,000)	Humana, Inc. Jan23 560 Call	(630)
9/(387,000)	IDEXX Laboratories, Inc. Jan23 430 Call	(4,500)
35/(840,000)	Illumina, Inc. Jan23 240 Call	(2,975)
44/(1,254,000)	Intuitive Surgical, Inc. Feb23 285 Call	(29,172)
48/(1,368,000)	Intuitive Surgical, Inc. Jan23 285 Call	(8,160)
12/(300,000)	Laboratory Corporation of America Holdings Jan23 250 Call	(1,560)
101/(808,000)	Medtronic plc Feb23 80 Call	(19,190)
99/(792,000)	Medtronic plc Jan23 80 Call	(9,405)
18/(630,000)	Molina Healthcare, Inc. Feb23 350 Call	(14,400)
192/(2,688,000)	Novo Nordisk A/S Feb23 140 Call	(65,856)
577/(3,029,250)	Pfizer, Inc. Jan23 52.5 Call	(35,774)
38/(988,000)	Stryker Corp. Feb23 260 Call	(15,580)
44/(1,056,000)	Stryker Corp. Jan23 240 Call	(35,200)
63/(3,528,000)	UnitedHealth Group, Inc. Feb23 560 Call	(44,730)
63/(3,465,000)	UnitedHealth Group, Inc. Jan23 550 Call	(29,862)
15/(465,000)	Vertex Pharmaceuticals, Inc. Feb23 310 Call	(6,750)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received ($894,297))	(660,050)
	TOTAL INVESTMENTS - 124.6% (Cost $610,665,051)	614,793,434
	OTHER LIABILITIES IN EXCESS OF ASSETS - (24.6)%	(121,373,218)
	NET ASSETS - 100%	$493,420,216

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Non-income producing security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	All or a portion of this security is on loan as of December 31, 2022.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2022.

ADR American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

The following forward contracts were held as of December 31, 2022

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	01/31/23	4,572,304	AUD	$3,095,052	$3,116,422	$(21,370)
British Pound	Goldman Sachs Bank	01/31/23	9,440,375	GBP	11,430,406	11,421,018	9,388
Danish Krone	Goldman Sachs Bank	01/31/23	48,474,501	DKK	6,965,478	6,992,103	(26,625)
Euro	Goldman Sachs Bank	01/31/23	11,686,116	EUR	12,485,681	12,531,825	(46,144)
Israeli Sheqel	Goldman Sachs Bank	01/31/23	4,457,647	ILS	1,272,479	1,269,510	2,969
Japanese Yen	Goldman Sachs Bank	01/31/23	523,322,125	JPY	3,957,516	4,001,113	(43,597)
Swiss Franc	Goldman Sachs Bank	01/31/23	20,140,361	CHF	21,725,919	21,844,547	(118,628)
						$61,176,538	$(244,007)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2022, the cost of securities for Federal income tax purposes was $611,664,880. The net unrealized gain on securities held by the Fund was $3,128,554, including gross unrealized gain of $77,607,374 and gross unrealized loss of $74,478,820.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2022, the Fund loaned securities valued at $172,112 and received $182,280 of cash collateral.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2022, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2022 to value the Fund’s investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

Assets and Liabilities at Value	Level 1	Level 2	Level 3	Total
Non-convertible Notes
France	$-	$2,487,731	$-	$2,487,731
Ireland	-	2,058,507	-	2,058,507
United Kingdom	-	4,829,476	-	4,829,476
United States	-	70,742,162	-	70,742,162
Convertible Preferreds
France	-	-	1,049,328	1,049,328
Ireland	-	-	2,078,107	2,078,107
Switzerland	-	-	2,047,583	2,047,583
United States	-	-	3,943,709	3,943,709
Common Stocks
Australia	7,585,882	-	-	7,585,882
Canada	23,241	10,458	-	33,699
China	1,067,218	-	-	1,067,218
Denmark	17,958,067	-	-	17,958,067
France	5,978,877	-	-	5,978,877
Germany	6,824,344	-	-	6,824,344
Ireland	1,810,647	-	-	1,810,647
Israel	823,363	-	-	823,363
Italy	1,279,284	-	-	1,279,284
Japan	8,537,056	-	-	8,537,056
Netherlands	4,760,784	-	-	4,760,784
Switzerland	40,418,797	-	-	40,418,797
United Kingdom	21,340,699	-	-	21,340,699
United States	381,727,221	-	-	381,727,221
Short-term Investments	182,280	25,757,000	-	25,939,280
Milestone Interest	-	-	131,663	131,663
Total	$500,317,760	$105,885,334	$9,250,390	$615,453,484
Assets
Forward Currency Contracts	$-	$12,357	$-	$12,357
Liabilities
Forward Currency Contracts	-	(256,364)	-	(256,364)
Options Contracts Written	(660,050)	-	-	(660,050)
Total	$(660,050)	$(244,007)	$-	$(904,057)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2022	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2022
Convertible Preferreds
France	$960,713	$88,483	$132	$—	$—	$1,049,328
Ireland	1,902,611	175,496	—	—	—	2,078,107
Switzerland	2,047,583	—	—	—	—	2,047,583
United States	3,943,709	—	—	—	—	3,943,709
Milestone Interest
United States	138,520	(6,857)	—	—	—	131,663
Total	$8,993,136	$257,122	$132	$—	$—	$9,250,390

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$257,122

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferreds	$9,118,727	Transaction price	(a)	N/A
Milestone Interest	$131,663	Probability adjusted value	Probability of events Timing of events	39.00%-99.00% (65.36%) 1.75-12.75 (4.40) years
	$9,250,390

(a)	The valuation technique used as a basis to approximate fair value of these investments is based on a transaction price or subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at December 31, 2022.

At December 31, 2022, the Fund had commitments of $747,977 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$1,600,004	$5.51	$1,600,004
Dynacure Series C Cvt. Pfd	04/21/20, 10/28/20		3,142,774	3.11	1,049,328
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		2,002,482	4.72	1,999,999
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	2.84	10,458
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	336,881	3.38	343,706
Oculis SA
Series B2 Cvt. Pfd	01/16/19, 12/23/19		1,274,010	10.64	1,610,183
Series C Cvt. Pfd	04/07/21		437,400	10.64	437,400
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		2,265,198	10.70	2,078,107
Rainier Therapeutics Milestone Interest	09/28/21		143,115	131,663.00	131,663
			$11,201,864		$9,260,848

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.